Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2020
Basis of Presentation and Significant Accounting Policies [Abstract]
Gains and Losses on Sale of Specified Categories of Investments
The following table presents gains and losses on the specified categories of investments for the periods indicated (dollars in thousands):

	Three Months Ended March 31,
	2020	2019
Realized gain (loss) on RMBS, net
Gain on RMBS	$18,150	$-
Loss on RMBS	(35,693)	-
Net realized loss on RMBS	(17,543)	-
Realized loss on derivatives, net	(18,756)	(7,476)
Unrealized gain (loss) on derivatives, net	52,200	(8,272)
Unrealized loss on investments in Servicing Related Assets	(93,853)	(27,175)
Realized gain on acquired assets, net	46	-
Total	$(77,906)	$(42,923)